Cover	Oct. 07, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K amends Item 9.01 of the Current Report on Form 8-K filed on October 12, 2021 (the “Original Form 8-K”). No other changes have been made to the Original Form 8-K.
Document Period End Date	Oct. 07, 2021
Entity File Number	001-40729
Entity Registrant Name	Datchat, Inc.
Entity Central Index Key	0001648960
Entity Tax Identification Number	47-2502264
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	65 Church Street
Entity Address, Address Line Two	2nd Floor
Entity Address, City or Town	New Brunswick
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08901
City Area Code	(732)
Local Phone Number	354-4766
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock. $0.0001 par value
Trading Symbol	DATS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false